ITEM 1. SCHEDULE OF INVESTMENTS
T. ROWE PRICE RETIREMENT 2010 FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 65.6%
T. Rowe Price Equity Index 500 Fund	26.4%	16,541,493	580,441
T. Rowe Price Growth Stock Fund	10.9	8,145,157	239,712
T. Rowe Price Value Fund	7.4	6,404,019	162,086
T. Rowe Price International Stock Fund	5.1	7,145,381	112,969
T. Rowe Price International Growth & Income
Fund	4.6	6,292,529	102,379
T. Rowe Price Mid-Cap Growth Fund*	3.7	1,511,762	81,786
T. Rowe Price Mid-Cap Value Fund	2.8	2,437,239	61,540
T. Rowe Price Small-Cap Stock Fund*	2.7	1,718,638	58,915
T. Rowe Price Small-Cap Value Fund	1.0	564,802	22,310
T. Rowe Price New Horizons Fund*	1.0	690,630	21,907
Total Equity Mutual Funds (Cost $1,301,857)			1,444,045

BOND MUTUAL FUNDS 34.4%
T. Rowe Price New Income Fund	20.3	50,383,805	446,400
T. Rowe Price High Yield Fund	7.6	24,518,943	168,200
T. Rowe Price Short-Term Bond Fund	3.3	15,706,813	73,508
T. Rowe Price Summit Cash Reserves Fund	3.2	70,218,976	70,219
Total Bond Mutual Funds (Cost $764,515)			758,327

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,066,372)			$2,202,372

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 61,375	$ 717	$ 2,849	$ 580,441	$ 505,582
T. Rowe Price Growth
Stock Fund	18,076	2,330	-	239,712	217,969
T. Rowe Price High
Yield Fund	24,010	105	2,938	168,200	144,517
T. Rowe Price
International Growth
& Income Fund	8,001	218	-	102,379	91,847
T. Rowe Price
International Stock
Fund	11,777	61	-	112,969	98,907
T. Rowe Price Mid-Cap
Growth Fund	6,479	52	-	81,786	77,180
T. Rowe Price Mid-Cap
Value Fund	4,691	36	-	61,540	55,283
T. Rowe Price New
Horizons Fund	10,914	-	-	21,907	11,279
T. Rowe Price New
Income Fund	66,712	279	4,915	446,400	371,459
T. Rowe Price Short-
Term Bond Fund	28,122	123	712	73,508	45,001
T. Rowe Price Small-
Cap Stock Fund	6,087	17,708	-	58,915	74,347
T. Rowe Price Small-
Cap Value Fund	10,914	-	-	22,310	11,505
T. Rowe Price Summit
Cash Reserves Fund	5,455	62,057	988	70,219	126,821
T. Rowe Price Value
Fund	12,051	6,566	-	162,086	153,714

Totals			$ 12,402	$ 2,202,372	$ 1,985,411

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2010 Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $2,066,372,000. Net unrealized gain aggregated $136,000,000 at period-end, of which $143,347,000 related to appreciated investments and $7,347,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized gain on affiliated companies was $2,823,000.

T. ROWE PRICE RETIREMENT 2020 FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 80.1%
T. Rowe Price Growth Stock Fund	19.9%	19,964,024	587,541
T. Rowe Price Equity Index 500 Fund	18.7	15,797,836	554,346
T. Rowe Price Value Fund	15.6	18,287,196	462,849
T. Rowe Price International Stock Fund	6.4	12,043,064	190,401
T. Rowe Price International Growth & Income
Fund	5.8	10,498,869	170,816
T. Rowe Price Mid-Cap Growth Fund*	4.5	2,465,789	133,399
T. Rowe Price Small-Cap Stock Fund*	3.4	2,927,529	100,356
T. Rowe Price Mid-Cap Value Fund	3.4	3,956,310	99,897
T. Rowe Price Small-Cap Value Fund	1.2	893,611	35,298
T. Rowe Price New Horizons Fund*	1.2	1,092,300	34,648
Total Equity Mutual Funds (Cost $2,145,926)			2,369,551

BOND MUTUAL FUNDS 19.9%
T. Rowe Price New Income Fund	11.7	38,919,781	344,829
T. Rowe Price High Yield Fund	7.1	30,793,162	211,241
T. Rowe Price Short-Term Bond Fund	0.6	3,633,035	17,003
T. Rowe Price Summit Cash Reserves Fund	0.5	14,425,309	14,425
Total Bond Mutual Funds (Cost $593,466)			587,498

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,739,392)			$2,957,049

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 60,059	-	$ 2,738	$ 554,346	$ 480,588
T. Rowe Price Growth
Stock Fund	74,411	-	-	587,541	497,750
T. Rowe Price High
Yield Fund	14,805	2,734	3,860	211,241	199,546
T. Rowe Price
International Growth
& Income Fund	14,860	-	-	170,816	151,200
T. Rowe Price
International Stock
Fund	17,110	-	-	190,401	169,362
T. Rowe Price Mid-Cap
Growth Fund	19,650	-	-	133,399	116,452
T. Rowe Price Mid-Cap
Value Fund	10,566	-	-	99,897	86,709
T. Rowe Price New
Horizons Fund	16,965	-	-	34,648	18,145
T. Rowe Price New
Income Fund	22,167	29,364	4,097	344,829	343,965
T. Rowe Price Short-
Term Bond Fund	6,025	-	164	17,003	10,859
T. Rowe Price Small-
Cap Stock Fund	18,705	26,201	-	100,356	114,256
T. Rowe Price Small-
Cap Value Fund	16,965	-	-	35,298	18,510
T. Rowe Price Summit
Cash Reserves Fund	1,147	19,571	228	14,425	32,850
T. Rowe Price Value
Fund	53,709	-	-	462,849	399,122

Totals			$ 11,087	$ 2,957,049	$ 2,639,314

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2020 Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $2,739,392,000. Net unrealized gain aggregated $217,657,000 at period-end, of which $225,363,000 related to appreciated investments and $7,706,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized gain on affiliated companies was $1,965,000.

T. ROWE PRICE RETIREMENT 2030 FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 91.3%
T. Rowe Price Growth Stock Fund	26.6%	17,347,020	510,523
T. Rowe Price Value Fund	21.7	16,432,990	415,919
T. Rowe Price Equity Index 500 Fund	12.8	7,015,160	246,162
T. Rowe Price International Stock Fund	7.6	9,271,468	146,582
T. Rowe Price International Growth & Income
Fund	7.0	8,262,858	134,437
T. Rowe Price Mid-Cap Growth Fund*	5.1	1,792,568	96,978
T. Rowe Price Mid-Cap Value Fund	3.9	2,949,000	74,462
T. Rowe Price Small-Cap Stock Fund*	3.8	2,132,283	73,094
T. Rowe Price Small-Cap Value Fund	1.4	681,692	26,927
T. Rowe Price New Horizons Fund*	1.4	832,287	26,400
Total Equity Mutual Funds (Cost $1,589,861)			1,751,484

BOND MUTUAL FUNDS 8.7%
T. Rowe Price High Yield Fund	4.5	12,675,390	86,953
T. Rowe Price New Income Fund	4.2	9,057,994	80,254
Total Bond Mutual Funds (Cost $168,957)			167,207

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,758,818)			$1,918,691

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$23,869 $	2,142	$1,245 $	246,162 $	218,405
T. Rowe Price Growth
Stock Fund	48,866	4,487	-	510,523	453,040
T. Rowe Price High
Yield Fund	8,402	755	1,564	86,953	79,450
T. Rowe Price
International Growth
& Income Fund	4,021	10	-	134,437	126,762
T. Rowe Price
International Stock
Fund	4,630	12	-	146,582	139,119
T. Rowe Price Mid-Cap
Growth Fund	11,095	941	-	96,978	88,882
T. Rowe Price Mid-Cap
Value Fund	6,880	661	-	74,462	66,296
T. Rowe Price New
Horizons Fund	12,636	216	-	26,400	14,334
T. Rowe Price New
Income Fund	9,030	829	901	80,254	70,509
T. Rowe Price Small-
Cap Stock Fund	9,176	19,565	-	73,094	89,111
T. Rowe Price Small-
Cap Value Fund	12,636	209	-	26,927	14,634
T. Rowe Price Value
Fund	40,260	3,633	-	415,919	370,502
Totals			$3,710 $	1,918,691 $	1,731,044

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2030 Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $1,758,818,000. Net unrealized gain aggregated $159,873,000 at period-end, of which $162,939,000 related to appreciated investments and $3,066,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized gain on affiliated companies was $3,927,000.

T. ROWE PRICE RETIREMENT 2040 FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 92.9%
T. Rowe Price Growth Stock Fund	27.3%	8,413,162	247,599
T. Rowe Price Value Fund	22.9	8,183,786	207,132
T. Rowe Price Equity Index 500 Fund	12.3	3,166,104	111,098
T. Rowe Price International Stock Fund	7.6	4,351,037	68,790
T. Rowe Price International Growth & Income
Fund	6.7	3,753,578	61,071
T. Rowe Price Mid-Cap Growth Fund*	5.3	880,115	47,614
T. Rowe Price Mid-Cap Value Fund	4.1	1,467,927	37,065
T. Rowe Price Small-Cap Stock Fund*	3.7	986,556	33,819
T. Rowe Price Small-Cap Value Fund	1.5	340,957	13,468
T. Rowe Price New Horizons Fund*	1.5	416,925	13,225
Total Equity Mutual Funds (Cost $771,095)			840,881

BOND MUTUAL FUNDS 7.1%
T. Rowe Price New Income Fund	3.6	3,626,504	32,131
T. Rowe Price High Yield Fund	3.5	4,656,370	31,943
Total Bond Mutual Funds (Cost $64,782)			64,074

Total Investments in Securities
100.0% of Net Assets (Cost $ 835,877)			$904,955

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$12,909 $	1,097	$553	$111,098 $	96,572
T. Rowe Price Growth
Stock Fund	32,431	2,479	-	247,599	211,272
T. Rowe Price High
Yield Fund	4,435	365	559	31,943	27,909
T. Rowe Price
International Growth
& Income Fund	2,528	2,516	-	61,071	59,965
T. Rowe Price
International Stock
Fund	2,849	22	-	68,790	64,603
T. Rowe Price Mid-Cap
Growth Fund	6,302	526	-	47,614	42,819
T. Rowe Price Mid-Cap
Value Fund	4,176	376	-	37,065	32,297
T. Rowe Price New
Horizons Fund	6,684	114	-	13,225	6,812
T. Rowe Price New
Income Fund	4,298	362	356	32,131	27,582
T. Rowe Price Small-
Cap Stock Fund	6,061	11,403	-	33,819	40,755
T. Rowe Price Small-
Cap Value Fund	6,684	110	-	13,468	6,949
T. Rowe Price Value
Fund	23,296	2,019	-	207,132	181,472
Totals			$1,468	$904,955 $	799,007

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2040 Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $835,877,000. Net unrealized gain aggregated $69,078,000 at period-end, of which $70,398,000 related to appreciated investments and $1,320,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized gain on affiliated companies was $1,370,000.

T. ROWE PRICE RETIREMENT INCOME FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
BOND MUTUAL FUNDS 57.1%
T. Rowe Price New Income Fund	20.7%	16,815,368	148,984
T. Rowe Price Short-Term Bond Fund	14.9	22,994,276	107,613
T. Rowe Price Summit Cash Reserves Fund	14.7	106,272,827	106,273
T. Rowe Price High Yield Fund	6.8	7,089,378	48,633
Total Bond Mutual Funds (Cost $413,593)			411,503

EQUITY MUTUAL FUNDS 42.9%
T. Rowe Price Equity Index 500 Fund	29.0	5,963,836	209,271
T. Rowe Price International Stock Fund	3.5	1,609,940	25,453
T. Rowe Price International Growth & Income
Fund	3.2	1,435,347	23,353
T. Rowe Price Mid-Cap Growth Fund*	2.4	314,193	16,998
T. Rowe Price Mid-Cap Value Fund	1.8	506,149	12,781
T. Rowe Price Small-Cap Stock Fund*	1.6	327,564	11,229
T. Rowe Price Small-Cap Value Fund	0.7	133,450	5,271
T. Rowe Price New Horizons Fund*	0.7	163,841	5,197
Total Equity Mutual Funds (Cost $277,643)			309,553

Total Investments in Securities
100.0% of Net Assets (Cost $ 691,236)			$721,056

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 15,955	$ 1,631	$ 1,069	$ 209,271	$ 189,841
T. Rowe Price High
Yield Fund	4,400	396	874	48,633	44,714
T. Rowe Price
International Growth
& Income Fund	1,566	128	-	23,353	21,299
T. Rowe Price
International Stock
Fund	1,827	156	-	25,453	23,292
T.Rowe Price Mid-Cap
Growth Fund	1,305	126	-	16,998	16,198
T. Rowe Price Mid-Cap
Value Fund	914	86	-	12,781	11,619
T. Rowe Price New
Horizons Fund	2,922	29	-	5,197	2,349
T. Rowe Price New
Income Fund	15,029	1,101	1,685	148,984	132,199
T. Rowe Price Short-
Term Bond Fund	58,646	933	966	107,613	49,059
T. Rowe Price Small-
Cap Stock Fund	2,179	4,388	-	11,229	14,795
T. Rowe Price Small-
Cap Value Fund	2,922	28	-	5,271	2,388
T. Rowe Price Summit
Cash Reserves Fund	6,504	51,080	1,383	106,273	150,849

Totals			$ 5,977	$ 721,056	$ 658,602

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement Income Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $691,236,000. Net unrealized gain aggregated $29,820,000 at period-end, of which $32,410,000 related to appreciated investments and $2,590,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized gain/loss on affiliated companies was $961,000.

T. ROWE PRICE RETIREMENT 2005 FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 55.7%
T. Rowe Price Equity Index 500 Fund	29.0%	4,127,294	144,827
T. Rowe Price Growth Stock Fund	5.8	990,022	29,136
T. Rowe Price International Stock Fund	4.4	1,381,300	21,838
T. Rowe Price International Growth & Income
Fund	4.0	1,229,588	20,006
T. Rowe Price Mid-Cap Growth Fund*	3.2	299,153	16,184
T. Rowe Price Value Fund	2.8	558,117	14,126
T. Rowe Price Mid-Cap Value Fund	2.5	501,397	12,660
T. Rowe Price Small-Cap Stock Fund*	2.1	304,951	10,454
T. Rowe Price Small-Cap Value Fund	1.0	119,699	4,728
T. Rowe Price New Horizons Fund*	0.9	146,220	4,638
Total Equity Mutual Funds (Cost $253,280)			278,597

BOND MUTUAL FUNDS 44.3%
T. Rowe Price New Income Fund	26.1	14,739,046	130,588
T. Rowe Price High Yield Fund	7.3	5,346,990	36,681
T. Rowe Price Short-Term Bond Fund	5.5	5,848,285	27,370
T. Rowe Price Summit Cash Reserves Fund	5.4	26,899,142	26,899
Total Bond Mutual Funds (Cost $223,122)			221,538

Total Investments in Securities
100.0% of Net Assets (Cost $ 476,402)			$500,135

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 10,517	$ 4,734	$ 756	$ 144,827	$ 135,646
T. Rowe Price Growth
Stock Fund	1,668	4,032	-	29,136	31,055
T. Rowe Price High
Yield Fund	3,411	1,319	668	36,681	34,609
T. Rowe Price
International Growth
& Income Fund	2,068	622	-	20,006	18,128
T. Rowe Price
International Stock
Fund	1,946	637	-	21,838	20,185
T. Rowe Price Mid-Cap
Growth Fund	1,037	543	-	16,184	16,085
T. Rowe Price Mid-Cap
Value Fund	673	369	-	12,660	12,037
T. Rowe Price New
Horizons Fund	2,239	142	-	4,638	2,594
T. Rowe Price New
Income Fund	11,615	4,528	1,498	130,588	120,855
T. Rowe Price Short-
Term Bond Fund	15,515	1,131	248	27,370	12,746
T. Rowe Price Small-
Cap Stock Fund	1,060	4,037	-	10,454	14,177
T. Rowe Price Small-
Cap Value Fund	2,239	139	-	4,728	2,643
T. Rowe Price Summit
Cash Reserves Fund	1,343	12,446	356	26,899	38,003
T. Rowe Price Value
Fund	783	4,031	-	14,126	17,473

Totals			$ 3,526	$ 500,135	$ 476,236

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2005 Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $476,402,000. Net unrealized gain aggregated $23,733,000 at period-end, of which $25,693,000 related to appreciated investments and $1,960,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized gain on affiliated companies was $1,365,000.

T. ROWE PRICE RETIREMENT 2015 FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 72.9%
T. Rowe Price Equity Index 500 Fund	22.5%	9,259,187	324,905
T. Rowe Price Growth Stock Fund	15.3	7,518,661	221,274
T. Rowe Price Value Fund	11.5	6,589,277	166,775
T. Rowe Price International Stock Fund	5.8	5,330,054	84,268
T. Rowe Price International Growth & Income
Fund	5.2	4,565,821	74,286
T. Rowe Price Mid-Cap Growth Fund*	4.1	1,087,415	58,829
T. Rowe Price Mid-Cap Value Fund	3.2	1,836,841	46,380
T. Rowe Price Small-Cap Stock Fund*	3.1	1,318,740	45,206
T. Rowe Price Small-Cap Value Fund	1.1	413,354	16,328
T. Rowe Price New Horizons Fund*	1.1	505,448	16,033
Total Equity Mutual Funds (Cost $974,934)			1,054,284

BOND MUTUAL FUNDS 27.1%
T. Rowe Price New Income Fund	15.9	25,903,993	229,509
T. Rowe Price High Yield Fund	7.7	16,179,646	110,992
T. Rowe Price Short-Term Bond Fund	1.8	5,601,584	26,216
T. Rowe Price Summit Cash Reserves Fund	1.7	24,562,821	24,563
Total Bond Mutual Funds (Cost $394,517)			391,280

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,369,451)			$1,445,564

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 44,572	-	$ 1,556	$ 324,905	$ 272,254
T. Rowe Price Growth
Stock Fund	25,521	-	-	221,274	189,914
T. Rowe Price High
Yield Fund	22,172	-	1,879	110,992	88,904
T. Rowe Price
International Growth
& Income Fund	7,931	-	-	74,286	64,276
T. Rowe Price
International Stock
Fund	13,677	-	-	84,268	68,665
T. Rowe Price Mid-
Cap Growth Fund	7,806	-	-	58,829	52,160
T. Rowe Price Mid-
Cap Value Fund	7,101	-	-	46,380	38,039
T. Rowe Price New
Horizons Fund	7,973	-	-	16,033	8,260
T. Rowe Price New
Income Fund	22,429	12,632	2,641	229,509	214,755
T. Rowe Price Short-
Term Bond Fund	12,897	-	249	26,216	13,139
T. Rowe Price Small-
Cap Stock Fund	11,117	13,113	-	45,206	48,818
T. Rowe Price Small-
Cap Value Fund	7,973	-	-	16,328	8,429
T. Rowe Price Summit
Cash Reserves Fund	2,471	21,314	333	24,563	43,406
T. Rowe Price Value
Fund	19,789	-	-	166,775	143,360

Totals			$ 6,658	$ 1,445,564	$ 1,254,379

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2015 Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $1,369,451,000. Net unrealized gain aggregated $76,113,000 at period-end, of which $80,200,000 related to appreciated investments and $4,087,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized loss on affiliated companies was $146,000.

T. ROWE PRICE RETIREMENT 2025 FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 86.2%
T. Rowe Price Growth Stock Fund	24.1%	10,166,598	299,203
T. Rowe Price Value Fund	19.1	9,383,058	237,485
T. Rowe Price Equity Index 500 Fund	15.2	5,393,777	189,268
T. Rowe Price International Stock Fund	6.8	5,343,328	84,478
T. Rowe Price International Growth & Income
Fund	6.4	4,904,107	79,790
T. Rowe Price Mid-Cap Growth Fund*	4.7	1,087,206	58,818
T. Rowe Price Mid-Cap Value Fund	3.7	1,790,310	45,205
T. Rowe Price Small-Cap Stock Fund*	3.4	1,245,251	42,687
T. Rowe Price Small-Cap Value Fund	1.4	445,540	17,599
T. Rowe Price New Horizons Fund*	1.4	546,641	17,339
Total Equity Mutual Funds (Cost $992,006)			1,071,872

BOND MUTUAL FUNDS 13.8%
T. Rowe Price New Income Fund	7.8	10,895,814	96,537
T. Rowe Price High Yield Fund	6.0	10,955,619	75,156
Total Bond Mutual Funds (Cost $173,132)			171,693

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,165,138)			$1,243,565

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 18,149	$ 449	$ 950	$ 189,268	$ 166,885
T. Rowe Price Growth
Stock Fund	45,858	709	-	299,203	246,191
T. Rowe Price High
Yield Fund	5,759	5,394	1,396	75,156	74,721
T. Rowe Price
International Growth
& Income Fund	7,014	53	-	79,790	70,541
T. Rowe Price
International Stock
Fund	5,035	184	-	84,478	77,995
T. Rowe Price Mid-Cap
Growth Fund	7,948	218	-	58,818	52,274
T. Rowe Price Mid-Cap
Value Fund	4,869	113	-	45,205	39,255
T. Rowe Price New
Horizons Fund	8,030	44	-	17,339	9,606
T. Rowe Price New
Income Fund	6,646	19,611	1,190	96,537	106,751
T. Rowe Price Small-
Cap Stock Fund	6,735	13,956	-	42,687	50,884
T. Rowe Price Small-
Cap Value Fund	7,941	43	-	17,599	9,806
T. Rowe Price Value
Fund	29,345	636	-	237,485	203,636

Totals			$ 3,536	$ 1,243,565	$ 1,108,545

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2025 Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $1,165,138,000. Net unrealized gain aggregated $78,427,000 at period-end, of which $80,801,000 related to appreciated investments and $2,374,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized loss on affiliated companies was $1,351,000.

T. ROWE PRICE RETIREMENT 2035 FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 92.9%
T. Rowe Price Growth Stock Fund	27.4%	5,548,096	163,280
T. Rowe Price Value Fund	22.9	5,395,104	136,550
T. Rowe Price Equity Index 500 Fund	12.3	2,084,362	73,140
T. Rowe Price International Stock Fund	7.6	2,852,797	45,103
T. Rowe Price International Growth & Income
Fund	6.7	2,450,847	39,875
T. Rowe Price Mid-Cap Growth Fund*	5.2	577,257	31,230
T. Rowe Price Mid-Cap Value Fund	4.1	968,092	24,444
T. Rowe Price Small-Cap Stock Fund*	3.6	624,664	21,414
T. Rowe Price Small-Cap Value Fund	1.6	240,598	9,504
T. Rowe Price New Horizons Fund*	1.5	293,728	9,317
Total Equity Mutual Funds (Cost $517,177)			553,857

BOND MUTUAL FUNDS 7.1%
T. Rowe Price New Income Fund	3.6	2,387,256	21,151
T. Rowe Price High Yield Fund	3.5	3,076,562	21,105
Total Bond Mutual Funds (Cost $42,688)			42,256

Total Investments in Securities
100.0% of Net Assets (Cost $ 559,865)			$596,113

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 7,523	-	$ 365	$ 73,140	$ 63,800
T. Rowe Price Growth
Stock Fund	19,484	-	-	163,280	139,516
T. Rowe Price High
Yield Fund	2,580	-	372	21,105	18,563
T. Rowe Price
International Growth
& Income Fund	1,494	2,062	-	39,875	39,860
T. Rowe Price
International Stock
Fund	1,697	-	-	45,103	42,522
T. Rowe Price Mid-Cap
Growth Fund	3,624	-	-	31,230	28,260
T. Rowe Price Mid-Cap
Value Fund	2,421	-	-	24,444	21,377
T. Rowe Price New
Horizons Fund	4,336	-	-	9,317	5,120
T. Rowe Price New
Income Fund	2,469	-	236	21,151	18,286
T. Rowe Price Small-
Cap Stock Fund	3,536	7,803	-	21,414	26,187
T. Rowe Price Small-
Cap Value Fund	4,336	-	-	9,504	5,226
T. Rowe Price Value
Fund	13,493	-	-	136,550	120,098

Totals			$ 973	$ 596,113	$ 528,815

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2035 Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $559,865,000. Net unrealized gain aggregated $36,248,000 at period-end, of which $37,185,000 related to appreciated investments and $937,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized gain on affiliated companies was $339,000.

T. ROWE PRICE RETIREMENT 2045 FUND
Unaudited			August 31, 2006
	Percent of
Portfolio of Investments (1)†	Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 92.8%
T. Rowe Price Growth Stock Fund	27.4%	1,262,852	37,166
T. Rowe Price Value Fund	23.0	1,231,070	31,158
T. Rowe Price Equity Index 500 Fund	12.1	467,023	16,388
T. Rowe Price International Stock Fund	7.2	612,719	9,687
T. Rowe Price International Growth & Income
Fund	6.5	540,521	8,794
T. Rowe Price Mid-Cap Growth Fund*	5.3	132,203	7,152
T. Rowe Price Small-Cap Stock Fund*	4.4	175,311	6,010
T. Rowe Price Mid-Cap Value Fund	4.1	221,424	5,591
T. Rowe Price Small-Cap Value Fund	1.4	48,543	1,918
T. Rowe Price New Horizons Fund*	1.4	59,152	1,876
Total Equity Mutual Funds (Cost $122,002)			125,740

BOND MUTUAL FUNDS 7.2%
T. Rowe Price New Income Fund	3.6	555,108	4,918
T. Rowe Price High Yield Fund	3.6	710,219	4,872
Total Bond Mutual Funds (Cost $9,817)			9,790

Total Investments in Securities
100.0% of Net Assets (Cost $ 131,819)			$135,530

(1)	Denominated in U.S. dollars unless otherwise noted
*	Non- Income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/06	5/31/06
T. Rowe Price Equity
Index 500 Fund	$ 3,831	$ 22	$ 73	$ 16,388	$ 12,170
T. Rowe Price Growth
Stock Fund	8,581	51	-	37,166	27,626
T. Rowe Price High
Yield Fund	1,238	8	79	4,872	3,645
T. Rowe Price
International Growth
& Income Fund	1,259	300	-	8,794	7,602
T. Rowe Price
International Stock
Fund	1,417	311	-	9,687	8,378
T. Rowe Price Mid-Cap
Growth Fund	1,728	10	-	7,152	5,543
T. Rowe Price Mid-Cap
Value Fund	1,269	8	-	5,591	4,180
T. Rowe Price New
Horizons Fund	702	1	-	1,876	1,219
T. Rowe Price New
Income Fund	1,242	8	50	4,918	3,596
T. Rowe Price Small-
Cap Stock Fund	2,241	938	-	6,010	4,726
T. Rowe Price Small-
Cap Value Fund	702	1	-	1,918	1,234
T. Rowe Price Value
Fund	7,067	42	-	31,158	23,442

Totals			$ 202	$ 135,530	$ 103,361

The accompayning notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2045 Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2045 Fund (the fund) is a nondiversified, open-end management investment company and is one of ten portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $131,819,000. Net unrealized gain aggregated $3,711,000 at period-end, of which $4,011,000 related to appreciated investments and $300,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2006, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2006, realized loss on affiliated companies was $47,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006